Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 27,344	$ 22,647
Short-term investments		72,864	37,721
Inventory		3,543	4,217
Prepaid expenses and other current assets		5,404	5,022
Deferred transaction costs		3,929	0
Total current assets		113,084	69,607
Restricted cash, noncurrent		1,006	150
Other long-term assets		4,607	2,313
Total assets		118,697	72,070
Current liabilities:
Accounts payable		8,066	7,231
Accrued liabilities		4,984	2,026
Deferred revenue		1,272	753
Term loan, current		0	1,515
Warrant liabilities		906	9,097
Total current liabilities		15,228	20,622
Deferred rent, noncurrent		381	0
Total liabilities		15,609	20,622
Commitments and contingencies (Note 11)
Mezzanine equity:
Total mezzanine equity		249,962	191,241
Stockholders' deficit:
Common stock – Class A shares, par value $0.0001; 166,696,759 and 150,842,448 shares authorized and 46,025,754 and 44,647,107 shares issued and outstanding as of December 31, 2020 and 2019, respectively; Class F shares, par value $0.0001; 6,941,352 shares authorized, issued, and outstanding as of December 31, 2020 and 2019		5	5
Additional paid-in capital		24,424	13,378
Accumulated other comprehensive (loss) income		(11)	2
Accumulated deficit		(171,292)	(153,178)
Total stockholders' deficit		(146,874)	(139,793)
Total liabilities, mezzanine equity, and stockholders' deficit		118,697	72,070
Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity		249,962	186,741
Redeemable Class A Common Stock [Member]
Mezzanine equity:
Total mezzanine equity		$ 0	$ 4,500